Basis of Preparation	6 Months Ended
Jun. 30, 2023
Basis of Preparation [Abstract]
Basis of Preparation

Note 2 — Basis of Preparation

A.	Statement of compliance

These condensed interim financial statements have been prepared in accordance with International Accounting Standards (“IAS”) 34 “Interim Financial Reporting”. The condensed interim financial statements do not include all of the information required for full annual financial statements and should be read in conjunction with the Company’s financial statements for the year ended December 31, 2022 (“annual financial statements”).

These condensed interim financial statements were authorized for issuance by the Company’s Board of Directors on August 15, 2023.

B.	Use of estimates and judgments

The preparation of interim financial statements in accordance to IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.

In preparing these condensed consolidated interim financial statements, the significant judgments made by management in applying the Company’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the annual financial statements except for the described below:

Fair value measurement of liability in respect of Warrants

Warrants that provide the holders with an option for cashless exercise are considered a derivative liability and are classified as financial liabilities at fair value through profit or loss. Accordingly, these warrants are measured at fair value and the changes in fair value in each reporting period are recognized in profit or loss.. The fair values of these instruments are determined by using the Black-Scholes model.

For information on details regarding fair value measurement at Level 2 see Note 4.